Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which finance leases
January 1, 2020	5,356	5,947	369	11,672	6,270
Acquisitions	1,152	944	132	2,228	1,195
Disposals	—	(9)	—	(9)	—
Transfers	—	134	(134)	—	(1,042)
Depreciation	(757)	(1,440)	—	(2,197)	—
December 31, 2020	5,751	5,576	367	11,694	6,423

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2021	5,751	5,576	367	11,694	6,423
Acquisitions	11	987	—	998	—
Disposals		(7)	—	(7)	—
Depreciation	(781)	(1,373)	—	(2,154)	—
Transfers		4	(361)	(357)	—
December 31, 2021	4,981	5,187	6	10,174	6,423

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2022	4,981	5,187	6	10,174	6,423
Acquisitions	20	535		556	—
Disposals		(11)	(6)	(17)	—
Depreciation	(759)	(1,413)		(2,171)	—
Transfers	—	—	—	—	—
December 31, 2022	4,242	4,298	—	8,542	6,423